Assets Acquired and Liabilities Assumed on Acquisition (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2016	May 31, 2015
Business Combinations [Abstract]
Business acquisition cash acquired	$ 6.5	$ 2.8